Nota 8 - Fair Value Instruments Carried At Cost - Main Valuation Techniques - Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 643,765,000,000	€ 623,814,000,000	€ 636,736,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	289,599,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	129,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	21,575,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	245,720,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Debt Securities Issued [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	14,194,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Other Financial Liabilities Domain [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	7,981,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	159,082,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	6,831,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	135,514,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Debt Securities Issued [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	11,133,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Other Financial Liabilities Domain [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 5,604,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Valuation Techniques Used Liabilities
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Financial Instruments Valuation Methods Liabilities	Present-value method (Discounted future cash flows)
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Principal Inputs Used Liabilities
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Main Inputs Used In Financial Instruments Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield